UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G

OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2025 to June 30, 2025.

Date of Report (Date of earliest event reported): August 4, 2025

Commission File Number of securitizer: 025-03536

Central Index Key Number of securitizer: 0001719472

Leah Goldmintz (212) 230-3326
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________

Central Index Key Number of underwriter (if applicable): ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

			Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
Name of Issuing Entity	Check if Registered	Name of Originator	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)
Asset Class: Commercial mortgages
CoreVest American Finance 2023-P1 Trust		CoreVest American Finance Lender LLC	58	$277,891,081	100%	2	$36,236,500	13.46%	2	$36,236,500	13.46%
Total			58	$277,891,081	100%	2	$36,236,500	13.46%	2	$36,236,500	13.46%

	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Name of Issuing Entity (a)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)	Footnote
Asset Class: Commercial mortgages
CoreVest American Finance 2023-P1 Trust													(1)(2)(3)
Total

(1)	All dollar amounts and percentages in columns (d) through (f) are calculated based on the outstanding principal balance and percentage by principal balance of assets at the time of securitization. All dollar amounts and percentages in columns (g) through (x) are calculated based on the approximate outstanding principal balance and percentage by principal balance of assets as of the reporting end date, based on the report of the issuing entity prepared by the Certificate Administrator for the distribution date April 17, 2025.

(2)	The principal balances (shown in columns (h) and (k)) do not include Outstanding P&I Advances and Outstanding Servicer Advances of $2,153,454.71 and $1,681,393.07, respectively, as shown on the report of the issuing entity prepared by the Certificate Administrator for the distribution date on April 17, 2025.

(3)	On March 3, 2025, Situs Holdings, LLC, as special servicer on behalf of Wilmington Trust, National Association, as trustee for the benefit of the holders of CoreVest American Finance 2023-P1 Trust Mortgage Pass-Through Certificates (“2023-P1 Special Servicer”), delivered notice to CoreVest Purchaser 2, LLC (“2023-P1 Seller”) of current material defects and material breaches affecting Loan 3 (“2023-P1 Loan 3”) and Loan 4 (“2023-P1 Loan 4”). 2023-P1 Special Servicer has requested that 2023-P1 Seller repurchase the 2023-P1 Loan 3 and the 2023-P1 Loan 4 (the “2023-P1 Repurchase Request”) pursuant to (i) Section 2.03 of that certain Pooling and Servicing Agreement dated August 9, 2023, for the CoreVest American Finance 2023-P1 Trust Mortgage Pass-Through Certificates, and (ii) Section 6 of that certain Mortgage Loan Purchase Agreement dated effective August 9, 2023, by and between CoreVest American Finance Depositor LLC and 2023-P1 Seller (the “2023-P1 MLPA”). On May 16, 2024, 2023-P1 Seller repurchased 2023-P1 Loan 3 and 2023-P1 Loan 4 for $20,298,809.49 and $20,359,785.66, respectively.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 4, 2025	CoreVest American Finance Depositor LLC, as Securitizer

	By:	/s/ Michael Peerson
		Name:	Michael Peerson
		Title:	President